                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07683

Morgan Stanley Special Value Fund
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York         10020
    (Address of principal executive offices)          (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2005

Date of reporting period: January 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Special Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended January 31, 2005

TOTAL RETURN FOR THE SIX MONTHS ENDED JANUARY 31, 2005

                                                                 LIPPER
                                                  RUSSELL     SMALL-CAP
                                                     2000         VALUE
                                                    VALUE         FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)      INDEX(2)
  12.50%      12.13%      12.07%      12.69%      14.24%         13.70%

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM, OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance information.

MARKET CONDITIONS

Performance for the equity markets was generally strong for the six months ended January 31, 2005, with positive returns in all months except January. Although the Federal Reserve raised interest rates several times over the six month period, the market largely anticipated these changes and did not experience any major disruption. A number of concerns weighed on investor confidence early in the period, including apprehension about the possibility of continued terror attacks and anxiety related to the unfolding events in Iraq. Investors also worried about rising oil prices and the possibility of another protracted outcome to the U.S. presidential election. Several of these concerns were alleviated as oil prices fell from their highs at the end of October and the presidential election came to a quick and decisive conclusion, setting the stage for an equities rally in November and December. Stock performance was further boosted during this time by a pickup in both IPO offerings and mergers and acquisitions activity. In the last month of the period, however, investors became cautious due to a number of concerns, including inflation, the potential for more aggressive rate cuts by the Federal Reserve, and uncertainty about upcoming elections in Iraq. These concerns caused stocks to fall and partially offset the market's positive returns for the six months.

During the period, small- and mid-cap stocks outperformed their large-cap counterparts, and value outperformed growth across the market capitalization spectrum, though not as strongly among smaller cap issues. Within the benchmark Russell 2000 Value Index, energy, health care, and basic resources were the strongest-performing sectors; while technology, retail, and consumer durables lagged.

PERFORMANCE ANALYSIS

Morgan Stanley Special Value Fund underperformed both the Russell 2000 Value Index and the Lipper Small-Cap Value Funds Index for the six months ended January 31, 2005, assuming no deduction of applicable sales charges. The Fund's relative performance was hurt largely by stock selection in the basic resources, health care and consumer durables sectors. While a number of the Fund's holdings in the basic resources sector made gains, the Fund suffered in part from not having enough exposure to the steel and other metals companies that performed well during a period of strong demand and high prices. Within the top-performing health care sector, the Fund was negatively impacted by two pharmaceutical and biotechnology-related holdings. Stock selection was also negative within the consumer durables sector, primarily driven by weakness in an automotive-related holding which was eliminated from the portfolio. In addition, the Fund was hurt by a lack of exposure to stocks in the housing industry. Although interest rates were raised during the period, many housing companies continued to report strong earnings as new home construction remained high.

Other positions were more positive for performance over the period. In particular, a number of holdings within the consumer non-durables sector helped drive returns. Stock selection within utilities was also beneficial, as all three of the Fund's holdings outperformed the benchmark sector return. An underweighted position in technology stocks relative to the Russell 2000 Value Index helped the Fund, due in part to the adverse effect that weakening demand trends and declining margins had on many companies in the sector. Stock selection in the sector was also positive, as two of the Fund's holdings received offers to be acquired.

There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN COMMON STOCKS OF SMALL COMPANIES THAT THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., BELIEVES ARE UNDERVALUED RELATIVE TO THE MARKETPLACE OR SIMILAR COMPANIES. COMPANIES WITHIN A CAPITALIZATION RANGE OF $100 MILLION TO $1.5 BILLION ARE CONSIDERED SMALL COMPANIES. THE FUND MAY INVEST IN FOREIGN SECURITIES (INCLUDING DEPOSITARY RECEIPTS) THAT ARE LISTED IN THE UNITED STATES ON A NATIONAL SECURITIES EXCHANGE. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE INVESTMENT ADVISER PURSUES A VALUE-ORIENTED APPROACH THAT SEEKS TO IDENTIFY SECURITIES WHOSE MARKET VALUE IS LESS THAN THEIR INTRINSIC VALUE.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN

   TOP 10 HOLDINGS
   Apria Healthcare Group, Inc.                         3.4%
   DRS Technologies, Inc.                               2.6
   AFC Enterprises, Inc.                                2.4
   Laidlaw International Inc.                           2.2
   LNR Property Corp.                                   2.1
   TBC Corporation                                      1.9
   Central Garden & Pet Co.                             1.9
   Denbury Resources Inc.                               1.9
   Terex Corp.                                          1.8
   PNM Resources Inc.                                   1.8

   TOP FIVE INDUSTRIES
   Regional Banks                                       5.5%
   Real Estate Investment Trusts                        4.4
   Oil & Gas Production                                 4.2
   Wholesale Distributors                               3.6
   Specialty Insurance                                  3.6

Data as of January 31, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/04 - 01/31/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             08/01/04 -
                                                                     08/01/04            01/31/05             01/31/05
                                                                   -------------       -------------       ---------------
CLASS A
Actual (12.50% return)......................................         $1,000.00           $1,125.00             $ 6.75
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.85             $ 6.41
CLASS B
Actual (12.13% return)......................................         $1,000.00           $1,121.30             $10.75
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,015.07             $10.21
CLASS C
Actual (12.07% return)......................................         $1,000.00           $1,120.70             $10.74
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,015.07             $10.21
CLASS D
Actual (12.69% return)......................................         $1,000.00           $1,126.90             $ 5.41
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.11             $ 5.14

------------------
 * Expenses are equal to the Fund's annualized expense ratio of 1.26%, 2.01%, 2.01% and 1.01% respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JANUARY 31, 2005

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 10/29/96)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              SVFAX                     SVFBX                    SVFCX                    SVFDX
   1 YEAR                              10.62%(3)                  9.78%(3)                 9.79%(3)                10.89%(3)
                                        4.81(4)                   4.78(4)                  8.79(4)                    --
   5 YEARS                             15.33(3)                  14.45(3)                 14.48(3)                 15.62(3)
                                       14.09(4)                  14.22(4)                 14.48(4)                    --
   SINCE INCEPTION                     10.38(3)                  11.22(3)                  9.57(3)                 10.63(3)
                                        9.59(4)                  11.22(4)                  9.57(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Small-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Common Stocks (99.1%)
              Advertising/Marketing
              Services (1.0%)
  173,100     R.H. Donnelley
               Corp.*................  $   10,247,520
                                       --------------
              Aerospace & Defense
              (3.6%)
  682,100     DRS Technologies,
               Inc.*.................      27,693,260
  239,000     Moog Inc. (Class A)*...      10,394,110
                                       --------------
                                           38,087,370
                                       --------------
              Agricultural
              Commodities/ Milling
              (1.9%)
  344,200     Corn Products
               International,
               Inc. .................      10,105,712
  343,400     Delta & Pine Land
               Co. ..................      10,109,696
                                       --------------
                                           20,215,408
                                       --------------
              Air Freight/Couriers
              (1.4%)
  751,500     Pacer International,
               Inc.*.................      14,699,340
                                       --------------
              Apparel/Footwear Retail
              (2.3%)
  461,500     New York & Company,
               Inc.*.................       8,076,250
  412,800     Stage Stores, Inc.*....      16,317,984
                                       --------------
                                           24,394,234
                                       --------------
              Biotechnology (0.5%)
  637,100     Diversa Corp.*.........       4,854,702
                                       --------------
              Broadcasting (1.6%)
  519,900     Nexstar Broadcasting
               Group Inc. (Class
               A)*...................       4,491,936
  107,165     Saga Communications,
               Inc. (Class A)*.......       1,821,805
1,290,600     Sinclair Broadcast
               Group, Inc. (Class
               A)....................      10,621,638
                                       --------------
                                           16,935,379
                                       --------------
              Chemicals: Major
              Diversified (0.7%)
  516,104     Hercules Inc.*.........       7,488,669
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Chemicals: Specialty
              (2.5%)
  328,300     Cytec Industries,
               Inc...................  $   16,743,300
  537,000     Schulman (A.), Inc.....       9,499,530
                                       --------------
                                           26,242,830
                                       --------------
              Commercial Printing/
              Forms (1.0%)
  243,200     Banta Corp.............      10,532,992
                                       --------------
              Computer Communications
              (0.1%)
  253,400     Adaptec, Inc.*.........       1,520,400
                                       --------------
              Consumer Sundries
              (1.9%)
  490,100     Central Garden & Pet
               Co.*..................      20,084,298
                                       --------------
              Containers/ Packaging
              (0.8%)
  617,742     Rock-Tenn Co. (Class
               A)....................       8,568,082
                                       --------------
              Electric Utilities
              (1.8%)
  735,650     PNM Resources Inc......      18,560,449
                                       --------------
              Electrical Products
              (2.1%)
  390,700     Acuity Brands, Inc.....      10,732,529
  580,600     Belden CDT Inc.........      11,791,986
                                       --------------
                                           22,524,515
                                       --------------
              Electronic Components
              (1.2%)
  352,538     EMS Technologies
               Inc.*.................       5,446,712
  543,500     Methode Electronics,
               Inc...................       6,810,055
                                       --------------
                                           12,256,767
                                       --------------
              Electronic Equipment/
              Instruments (1.8%)
  741,061     Creo Inc.*.............      11,983,179
  244,700     Lipman Electronic
               Engineering Ltd.......       7,174,604
                                       --------------
                                           19,157,783
                                       --------------
              Electronics/ Appliances
              (1.0%)
  752,300     Lo-Jack Corp.*.........      10,366,694
                                       --------------

                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED) continued

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Finance/Rental/ Leasing
              (0.7%)
  519,100     Collegiate Funding
               Services*.............  $    7,765,736
                                       --------------
              Financial Conglomerates
              (1.2%)
  648,800     Conseco Inc.*..........      12,359,640
                                       --------------
              Food: Specialty/ Candy
              (1.1%)
  270,365     Ralcorp Holdings,
               Inc. .................      11,896,060
                                       --------------
              Gas Distributors (2.5%)
  451,800     AGL Resources, Inc. ...      15,654,870
  265,100     UGI Corp. .............      11,046,717
                                       --------------
                                           26,701,587
                                       --------------
              Hotels/Resorts/
              Cruiselines (1.7%)
  922,300     Intrawest Corp. (ADR)
               (Canada)..............      17,938,735
                                       --------------
              Industrial Machinery
              (2.7%)
  482,500     CIRCOR International,
               Inc. .................      11,025,125
  556,200     Watts Water
               Technologies, Inc. ...      17,826,210
                                       --------------
                                           28,851,335
                                       --------------
              Information Technology
              Services (0.8%)
  269,300     Intergraph Corp.*......       8,000,903
                                       --------------
              Insurance Brokers/
              Services (1.1%)
  514,891     CCC Information
               Services Group,
               Inc.*.................      11,940,322
                                       --------------
              Life/Health Insurance
              (1.6%)
  357,700     Reinsurance Group of
               America, Inc. ........      16,819,054
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Medical Specialties
              (2.3%)
  190,240     Bio-Rad Laboratories,
               Inc. (Class A)*.......  $   11,184,210
  658,600     KV Pharmaceutical Co.
               (Class A)*............      13,534,230
                                       --------------
                                           24,718,440
                                       --------------
              Medical/Nursing
              Services (3.4%)
1,090,300     Apria Healthcare Group,
               Inc.*.................      35,761,840
                                       --------------
              Metal Fabrications
              (0.7%)
  585,630     General Cable Corp.*...       7,068,554
                                       --------------
              Miscellaneous
              Commercial Services
              (2.6%)
  444,100     Geo Group Inc.
               (The)*................      13,300,795
  474,400     MAXIMUS, Inc. .........      14,269,952
                                       --------------
                                           27,570,747
                                       --------------
              Miscellaneous
              Manufacturing (0.1%)
   14,900     Ametek, Inc. ..........         569,180
                                       --------------
              Multi-Line Insurance
              (1.0%)
  492,500     Max Re Capital Ltd.
               (ADR) (Bermuda).......      10,539,500
                                       --------------
              Oil & Gas Production
              (4.2%)
  682,200     Denbury Resources
               Inc.*.................      19,920,240
  517,700     Remington Oil & Gas
               Corp.*................      15,142,725
  226,290     St. Mary Land &
               Exploration Co. ......       9,732,733
                                       --------------
                                           44,795,698
                                       --------------

                       See Notes to Financial Statements
 8

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED) continued

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Oilfield Services/
              Equipment (3.2%)
1,016,600     Superior Energy
               Services, Inc.*.......  $   16,184,272
  459,090     Universal Compression
               Holdings, Inc.*.......      17,867,783
                                       --------------
                                           34,052,055
                                       --------------
              Other Consumer Services
              (1.2%)
  681,600     MoneyGram
               International,
               Inc. .................      13,223,040
                                       --------------
              Other Transportation
              (2.2%)
1,073,100     Laidlaw International
               Inc.*.................      23,361,387
                                       --------------
              Packaged Software
              (2.1%)
  392,750     Hummingbird Ltd.
               (Canada)*.............       9,465,275
1,222,388     MSC. Software Corp.*...      12,602,820
                                       --------------
                                           22,068,095
                                       --------------
              Pharmaceuticals: Other
              (0.9%)
  260,900     Icon PLC (Sponsored
               ADR) (Ireland)*.......       9,162,808
                                       --------------
              Precious Metals (0.6%)
  405,100     Apex Silver Mines
               Ltd.*.................       6,546,416
                                       --------------
              Property - Casualty
              Insurers (2.2%)
  434,600     Platinum Underwriters
               Holdings Ltd. (ADR)
               (Bermuda).............      12,833,738
  595,686     United America
               Indemnity Ltd. (Class
               A)*...................      10,722,348
                                       --------------
                                           23,556,086
                                       --------------
              Real Estate Development
              (2.1%)
  346,200     LNR Property Corp. ....      21,810,600
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Real Estate Investment
              Trusts (4.4%)
  932,100     Anthracite Capital,
               Inc. .................  $   11,175,879
  252,700     Cousins Properties,
               Inc. .................       7,654,283
  580,900     Falcon Financial
               Investment Trust......       4,356,750
  260,200     Heritage Property
               Investment Trust......       7,660,288
1,092,300     MeriStar Hospitality
               Corp.*................       8,432,556
  148,400     Parkway Properties,
               Inc. .................       6,900,600
                                       --------------
                                           46,180,356
                                       --------------
              Regional Banks (5.5%)
   82,600     Alabama National
               BanCorporation........       5,141,850
  324,500     Central Pacific
               Financial Corp. ......      11,909,150
  242,777     Independent Bank
               Corp. - Michigan......       7,470,248
  399,772     Integra Bank Corp. ....       8,994,870
  520,600     Provident Bancorp
               Inc. .................       6,637,650
  235,600     Provident Bankshares
               Corp. ................       7,791,292
  265,100     R&G Financial Corp.
               (Class B) (Puerto
               Rico).................       9,774,237
                                       --------------
                                           57,719,297
                                       --------------
              Restaurants (3.5%)
1,023,500     AFC Enterprises,
               Inc.*.................      25,321,390
2,767,400     Denny's Corp.*.........      12,093,538
                                       --------------
                                           37,414,928
                                       --------------
              Savings Banks (2.3%)
  666,346     First Niagara Financial
               Group, Inc. ..........       9,095,623
  214,304     MB Financial, Inc. ....       8,505,726
  150,780     PFF Bancorp, Inc. .....       6,474,493
                                       --------------
                                           24,075,842
                                       --------------

                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED) continued

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Specialty Insurance
              (3.6%)
  255,300     NYMAGIC, Inc. .........  $    5,922,960
  476,086     Proassurance Corp.*....      18,210,289
  264,100     Triad Guaranty,
               Inc.*.................      14,290,451
                                       --------------
                                           38,423,700
                                       --------------
              Steel (1.2%)
  334,400     Reliance Steel &
               Aluminum Co. .........      12,830,928
                                       --------------
              Telecommunication
              Equipment (0.5%)
  284,500     ADTRAN, Inc. ..........       5,095,395
                                       --------------
              Textiles (1.3%)
  416,500     Albany International
               Corp. (Class A).......      14,223,475
                                       --------------
              Tools/Hardware (0.7%)
  195,600     Briggs & Stratton
               Corp. ................       7,587,324
                                       --------------
              Trucking (1.3%)
  450,500     Overnite Corp. ........      13,911,440
                                       --------------
              Trucks/Construction/Farm
              Machinery (1.8%)
  443,590     Terex Corp.*...........      19,096,550
                                       --------------
              Wholesale Distributors
              (3.6%)
  464,100     School Specialty,
               Inc.*.................      18,048,849
  799,900     TBC Corporation*.......      20,429,446
                                       --------------
                                           38,478,295
                                       --------------
              Total Common Stocks
              (Cost $791,531,822)....   1,048,852,780
                                       --------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                  VALUE
------------------------------------------------------
              Short-Term Investments (0.9%)
              Repurchase Agreements
  $ 9,265     Joint repurchase
               agreement account
               2.48% due 02/01/05
               (dated 01/31/05;
               proceeds $9,265,640)
               (a)
               (Cost $9,265,000).....  $    9,265,000
      191     The Bank of New York
               2.375% due 02/01/05
               (dated 01/31/05;
               proceeds $191,454) (b)
               (Cost $191,441).......         191,441
                                       --------------
              Total Short-Term
              Investments
              (Cost $9,456,441)......       9,456,441
                                       --------------
Total Investments
(Cost $800,988,263) (c)...   100.0%     1,058,309,221
Other Assets in Excess of
Liabilities...............     0.0            440,514
                             -----     --------------
Net Assets................   100.0%    $1,058,749,735
                             =====     ==============

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b)  Collateralized by Federal National Mortgage Assoc.
         4.187% due 03/01/34 valued at $195,270.
    (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $272,567,238 and the aggregate gross unrealized depreciation is $15,246,280, resulting in net unrealized appreciation of $257,320,958.

                       See Notes to Financial Statements
 10

Morgan Stanley Special Value Fund
SUMMARY OF INVESTMENTS (UNAUDITED) - JANUARY 31, 2005

                                            PERCENT OF
INDUSTRY                       VALUE        NET ASSETS
------------------------------------------------------
Regional Banks..........  $   57,719,297        5.5%
Real Estate Investment
  Trusts................      46,180,356        4.4
Oil & Gas Production....      44,795,698        4.2
Wholesale
  Distributors..........      38,478,295        3.6
Specialty Insurance.....      38,423,700        3.6
Aerospace & Defense.....      38,087,370        3.6
Restaurants.............      37,414,928        3.5
Medical/Nursing
  Services..............      35,761,840        3.4
Oilfield
  Services/Equipment....      34,052,055        3.2
Industrial Machinery....      28,851,335        2.7
Miscellaneous Commercial
  Services..............      27,570,747        2.6
Gas Distributors........      26,701,587        2.5
Chemicals: Specialty....      26,242,830        2.5
Medical Specialties.....      24,718,440        2.3
Apparel/Footwear
  Retail................      24,394,234        2.3
Savings Banks...........      24,075,842        2.3
Property -- Casualty
  Insurers..............      23,556,086        2.2
Other Transportation....      23,361,387        2.2
Electrical Products.....      22,524,515        2.1
Packaged Software.......      22,068,095        2.1
Real Estate
  Development...........      21,810,600        2.1
Agricultural
  Commodities/Milling...      20,215,408        1.9
Consumer Sundries.......      20,084,298        1.9
Electronic
Equipment/Instruments...      19,157,783        1.8
Trucks/Construction/Farm
  Machinery.............      19,096,550        1.8
Electric Utilities......      18,560,449        1.8
Hotels/Resorts/
  Cruiselines...........      17,938,735        1.7

                                            PERCENT OF
INDUSTRY                       VALUE        NET ASSETS
------------------------------------------------------
Broadcasting............  $   16,935,379        1.6%
Life/Health Insurance...      16,819,054        1.6
Air Freight/Couriers....      14,699,340        1.4
Textiles................      14,223,475        1.3
Trucking................      13,911,440        1.3
Other Consumer
  Services..............      13,223,040        1.2
Steel...................      12,830,928        1.2
Financial
  Conglomerates.........      12,359,640        1.2
Electronic Components...      12,256,767        1.2
Insurance
  Brokers/Services......      11,940,322        1.1
Food: Specialty/Candy...      11,896,060        1.1
Multi-Line Insurance....      10,539,500        1.0
Commercial
  Printing/Forms........      10,532,992        1.0
Electronics/Appliances...     10,366,694        1.0
Advertising/Marketing
  Services..............      10,247,520        1.0
Repurchase Agreement....       9,456,441        0.9
Pharmaceuticals:
  Other.................       9,162,808        0.9
Containers/Packaging....       8,568,082        0.8
Information Technology
  Services..............       8,000,903        0.8
Finance/Rental/Leasing...      7,765,736        0.7
Tools/Hardware..........       7,587,324        0.7
Chemicals: Major
  Diversified...........       7,488,669        0.7
Metal Fabrications......       7,068,554        0.7
Precious Metals.........       6,546,416        0.6
Telecommunication
  Equipment.............       5,095,395        0.5
Biotechnology...........       4,854,702        0.5
Computer
  Communications........       1,520,400        0.1
Miscellaneous
  Manufacturing.........         569,180        0.1
                          --------------      -----
                          $1,058,309,221      100.0%
                          ==============      =====

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $800,988,263)...............  $1,058,309,221
Receivable for:
    Investments sold................       5,643,533
    Shares of beneficial interest
sold................................       1,822,913
    Dividends.......................         655,129
Prepaid expenses and other assets...          81,694
                                      --------------
    Total Assets....................   1,066,512,490
                                      --------------
Liabilities:
Payable for:
    Investments purchased...........       4,928,415
    Shares of beneficial interest
      redeemed......................       1,614,431
    Investment advisory fee.........         587,831
    Distribution fee................         498,678
    Administration fee..............          71,740
Accrued expenses and other
  payables..........................          61,660
                                      --------------
    Total Liabilities...............       7,762,755
                                      --------------
    Net Assets......................  $1,058,749,735
                                      ==============
Composition of Net Assets:
Paid-in-capital.....................    $784,606,835
Net unrealized appreciation.........     257,320,958
Accumulated net investment loss.....      (1,197,968)
Accumulated undistributed net
  realized gain.....................      18,019,910
                                      --------------
    Net Assets......................  $1,058,749,735
                                      ==============
Class A Shares:
Net Assets..........................    $127,848,723
Shares Outstanding (unlimited
  authorized, $.01 par value).......       6,397,441
    Net Asset Value Per Share.......          $19.98
                                      ==============
    Maximum Offering Price Per
      Share,
      (net asset value plus 5.54% of
      net asset value)..............          $21.09
                                      ==============
Class B Shares:
Net Assets..........................    $508,987,846
Shares Outstanding (unlimited
  authorized, $.01 par value).......      26,972,423
    Net Asset Value Per Share.......          $18.87
                                      ==============
Class C Shares:
Net Assets..........................     $43,108,892
Shares Outstanding (unlimited
  authorized, $.01 par value).......       2,285,268
    Net Asset Value Per Share.......          $18.86
                                      ==============
Class D Shares:
Net Assets..........................    $378,804,274
Shares Outstanding (unlimited
  authorized, $.01 par value).......      18,629,949
    Net Asset Value Per Share.......          $20.33
                                      ==============

Statement of Operations
For the six months ended January 31, 2005 (unaudited)

Net Investment Loss:
Income
Dividends (net of $5,578 foreign
  withholding tax)...................  $  6,713,635
Interest.............................       183,304
                                       ------------
    Total Income.....................     6,896,939
                                       ------------
Expenses
Investment advisory fee..............     3,587,564
Distribution fee (Class A shares)....       154,419
Distribution fee (Class B shares)....     2,594,816
Distribution fee (Class C shares)....       216,763
Transfer agent fees and expenses.....     1,208,231
Administration fee...................       213,940
Shareholder reports and notices......        62,355
Registration fees....................        29,808
Custodian fees.......................        29,423
Professional fees....................        23,924
Trustees' fees and expenses..........         6,293
Other................................        34,094
                                       ------------
    Total Expenses...................     8,161,630
                                       ------------
    Net Investment Loss..............    (1,264,691)
                                       ------------
Net Realized and Unrealized Gain:
Net realized gain....................    21,678,408
Net change in unrealized
  appreciation.......................    98,827,836
                                       ------------
    Net Gain.........................   120,506,244
                                       ------------
Net Increase.........................  $119,241,553
                                       ============

                       See Notes to Financial Statements
 12

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              JANUARY 31, 2005   JULY 31, 2004
                                                              ----------------   -------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................   $   (1,264,691)   $ (6,186,032)
Net realized gain...........................................       21,678,408      76,555,161
Net change in unrealized appreciation.......................       98,827,836      60,382,796
                                                               --------------    ------------
    Net Increase............................................      119,241,553     130,751,925
                                                               --------------    ------------
Distributions to Shareholders from Net Realized Gain:
Class A shares..............................................       (3,448,862)             --
Class B shares..............................................      (14,818,651)             --
Class C shares..............................................       (1,242,247)             --
Class D shares..............................................       (9,690,268)             --
                                                               --------------    ------------
    Total Dividends.........................................      (29,200,028)             --
                                                               --------------    ------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      (13,737,826)    112,333,705
                                                               --------------    ------------
    Net Increase............................................       76,303,699     243,085,630
Net Assets:
Beginning of period.........................................      982,446,036     739,360,406
                                                               --------------    ------------
End of Period (Including an accumulated net investment loss
of $1,197,968 and accumulated undistributed investment
income of $66,723, respectively)............................   $1,058,749,735    $982,446,036
                                                               ==============    ============

                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on June 21, 1996 and commenced operations on October 29, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED) continued

Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED) continued

2. Investment Advisory/ Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays a Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of daily net assets not exceeding $500 million; 0.645% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.62% to the portion of daily net assets exceeding $1 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.70% to the portion of daily net assets exceeding $1 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - up to 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $11,603,476 at January 31, 2005.

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $9,570, $395,942 and $2,676, respectively and received $8,136 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2005 aggregated $216,427,703 and $241,439,207, respectively. Included in the aforementioned are purchases and sales of $1,640,622 and $820,770, respectively, with other Morgan Stanley funds, including a realized gain of $392,253.

For the six months ended January 31, 2005, the Fund incurred brokerage commissions of $268 with Morgan Stanley, & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At January 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $17,000.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED) continued

An affiliate company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions with such companies during the six months ended January 31, 2005 were as follows:

                                                                                      REALIZED
ISSUER                                        SHARES      PURCHASES      SALES          LOSS          VALUE
------                                       ---------   -----------   ----------   ------------   ------------
Tower Automotive Inc. .....................  2,954,000   $14,427,725   $3,113,696   $(11,314,030)             *
Nexstar Broadcasting Group Inc. (Class
  A).......................................    519,900     2,415,794    1,207,851     (1,207,943)            **
                                                         -----------   ----------   ------------
                                                         $16,843,519   $4,321,547   $(12,521,973)
                                                         ===========   ==========   ============

---------------------
    * The security was not held as of January 31, 2005.
   ** As of January 31, 2005, the Fund held less than 5% of this security.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and tax adjustments on real estate investment trusts held by the Fund.

6. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED) continued

The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

7. Shares of Beneficial Interest+

Transactions in shares of beneficial interest were as follows:

                                                            FOR THE SIX                 FOR THE YEAR
                                                           MONTHS ENDED                    ENDED
                                                         JANUARY 31, 2005              JULY 31, 2004
                                                     -------------------------   --------------------------
                                                            (unaudited)
                                                       SHARES        AMOUNT        SHARES        AMOUNT
                                                     ----------   ------------   ----------   -------------
CLASS A SHARES
Sold...............................................     818,288   $ 15,707,485    2,939,710   $  52,379,012
Reinvestment of distributions......................     169,373      3,419,637           --              --
Redeemed...........................................    (876,581)   (17,017,165)  (1,235,468)    (22,208,895)
                                                     ----------   ------------   ----------   -------------
Net increase - Class A.............................     111,080      2,109,957    1,704,242      30,170,117
                                                     ----------   ------------   ----------   -------------
CLASS B SHARES
Sold...............................................     470,902      8,604,718    5,003,101      81,871,050
Reinvestment of distributions......................     706,763     13,492,092           --              --
Redeemed...........................................  (4,152,979)   (75,584,797)  (8,754,267)   (148,160,118)
                                                     ----------   ------------   ----------   -------------
Net decrease - Class B.............................  (2,975,314)   (53,487,987)  (3,751,166)    (66,289,068)
                                                     ----------   ------------   ----------   -------------
CLASS C SHARES
Sold...............................................      41,623        756,063      586,390       9,614,978
Reinvestment of distributions......................      60,296      1,150,443           --              --
Redeemed...........................................    (281,961)    (5,137,671)    (645,699)    (10,894,561)
                                                     ----------   ------------   ----------   -------------
Net decrease - Class C.............................    (180,042)    (3,231,165)     (59,309)     (1,279,583)
                                                     ----------   ------------   ----------   -------------
CLASS D SHARES
Sold...............................................   3,709,560     72,515,728   10,659,761     193,728,983
Reinvestment of distributions......................     413,513      8,493,555           --              --
Redeemed...........................................  (2,052,671)   (40,137,914)  (2,413,354)    (43,996,744)
                                                     ----------   ------------   ----------   -------------
Net increase - Class D.............................   2,070,402     40,871,369    8,246,407     149,732,239
                                                     ----------   ------------   ----------   -------------
Net increase (decrease) in Fund....................    (973,874)  $(13,737,826)   6,140,174   $ 112,333,705
                                                     ==========   ============   ==========   =============

---------------------
   + On March 12, 2004, the Fund suspended the offering of its shares to new investors. The Fund may recommence offering its shares to new investors at such time as the Investment Adviser determines that it would be consistent with prudent portfolio management to do so.

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX                   FOR THE YEAR ENDED JULY 31
                                                 MONTHS ENDED     -----------------------------------------------------
                                               JANUARY 31, 2005     2004        2003       2002       2001       2000
                                               ----------------   ---------   --------   --------   --------   --------
                                                 (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.........       $ 18.24        $ 15.51     $13.56     $15.67     $11.79     $10.89
                                                    -------        -------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income (loss)++...........          0.01          (0.04)     (0.02)      0.01       0.13       0.08
    Net realized and unrealized gain
    (loss)...................................          2.28           2.77       1.97      (1.76)      3.75       0.83
                                                    -------        -------     ------     ------     ------     ------

Total income (loss) from investment
 operations..................................          2.29           2.73       1.95      (1.75)      3.88       0.91
                                                    -------        -------     ------     ------     ------     ------

Less dividends and distributions from:
    Net investment income....................            --             --         --      (0.06)        --         --
    Net realized gain........................         (0.55)            --         --      (0.30)        --      (0.01)
                                                    -------        -------     ------     ------     ------     ------

Total dividends and distributions............         (0.55)            --         --      (0.36)        --      (0.01)
                                                    -------        -------     ------     ------     ------     ------

Net asset value, end of period...............       $ 19.98        $ 18.24     $15.51     $13.56     $15.67     $11.79
                                                    =======        =======     ======     ======     ======     ======

Total Return+................................         12.50%(1)      17.60 %    14.38 %   (11.43)%    32.91%      8.32%

Ratios to Average Net Assets(3):
Expenses.....................................          1.26%(2)       1.23 %     1.25 %     1.19 %     1.18%      1.23%

Net investment income (loss).................          0.08%(2)      (0.23)%    (0.11)%     0.12 %     0.87%      0.75%

Supplemental Data:
Net assets, end of period, in thousands......      $127,849       $114,636    $71,088    $56,064    $23,532     $7,105

Portfolio turnover rate......................            21%(1)         44 %       47 %       72 %       85%        69%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

20
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                            FOR THE SIX                     FOR THE YEAR ENDED JULY 31
                                            MONTHS ENDED     ---------------------------------------------------------
                                          JANUARY 31, 2005     2004        2003        2002        2001        2000
                                          ----------------   ---------   ---------   ---------   ---------   ---------
                                            (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period....       $17.31         $ 14.84     $ 13.08     $ 15.18     $ 11.51     $ 10.71
                                               ------         -------     -------     -------     -------     -------

Income (loss) from investment
 operations:
    Net investment income (loss)++......        (0.06)          (0.17)      (0.11)      (0.09)       0.01          --
    Net realized and unrealized gain
    (loss)..............................         2.17            2.64        1.87       (1.71)       3.66        0.81
                                               ------         -------     -------     -------     -------     -------

Total income (loss) from investment
 operations.............................         2.11            2.47        1.76       (1.80)       3.67        0.81
                                               ------         -------     -------     -------     -------     -------

Less distributions from net realized
 gain...................................        (0.55)             --          --       (0.30)         --       (0.01)
                                               ------         -------     -------     -------     -------     -------

Net asset value, end of period..........       $18.87         $ 17.31     $ 14.84     $ 13.08     $ 15.18     $ 11.51
                                               ======         =======     =======     =======     =======     =======

Total Return+...........................        12.13 %(1)      16.64 %     13.46 %    (12.08)%     31.89%       7.53 %

Ratios to Average Net Assets(3):
Expenses................................         2.01 %(2)       2.00 %      2.04 %      1.95 %      1.94%       2.00 %

Net investment income (loss)............        (0.67)%(2)      (1.00)%     (0.90)%     (0.64)%      0.11%      (0.02)%

Supplemental Data:
Net assets, end of period, in
 thousands..............................     $508,988        $518,426    $500,124    $587,241    $474,538    $202,446

Portfolio turnover rate.................           21 %(1)         44 %        47 %        72 %        85%         69 %

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX                  FOR THE YEAR ENDED JULY 31,
                                                  MONTHS ENDED     ----------------------------------------------------
                                                JANUARY 31, 2005     2004       2003       2002       2001       2000
                                                ----------------   --------   --------   --------   --------   --------
                                                  (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period..........       $17.30         $14.84     $13.08     $15.20     $11.52     $10.72
                                                     ------         ------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income (loss)++............        (0.06)         (0.17)     (0.12)     (0.10)      0.03         --
    Net realized and unrealized gain (loss)...         2.17           2.63       1.88      (1.69)      3.65       0.81
                                                     ------         ------     ------     ------     ------     ------

Total income (loss) from investment
 operations...................................         2.11           2.46       1.76      (1.79)      3.68       0.81
                                                     ------         ------     ------     ------     ------     ------

Less dividends and distributions from:
    Net investment income.....................           --             --         --      (0.03)        --         --
    Net realized gain.........................        (0.55)            --         --      (0.30)        --      (0.01)
                                                     ------         ------     ------     ------     ------     ------

Total dividends and distributions.............        (0.55)            --         --      (0.33)        --      (0.01)
                                                     ------         ------     ------     ------     ------     ------

Net asset value, end of period................       $18.86         $17.30     $14.84     $13.08     $15.20     $11.52
                                                     ======         ======     ======     ======     ======     ======

Total Return+.................................        12.07 %(1)     16.64 %    13.46 %   (12.03)%    31.94%      7.52%

Ratios to Average Net Assets(3):
Expenses......................................         2.01 %(2)      2.00 %     2.04 %     1.95 %     1.92%      1.98%

Net investment income (loss)..................        (0.67)%(2)     (1.00)%    (0.90)%    (0.64)%     0.13%      0.00%

Supplemental Data:
Net assets, end of period, in thousands.......      $43,109        $42,662    $37,454    $41,147    $21,280     $4,905

Portfolio turnover rate.......................           21 %(1)        44 %       47 %       72 %       85%        69%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

22
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                               FOR THE SIX                    FOR THE YEAR ENDED JULY 31
                                               MONTHS ENDED     -------------------------------------------------------
                                             JANUARY 31, 2005     2004        2003        2002        2001       2000
                                             ----------------   ---------   ---------   ---------   --------   --------
                                               (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period.......      $  18.52       $  15.72    $  13.72    $  15.81    $ 11.87     $10.94
                                                 --------       --------    --------    --------    -------     ------

Income (loss) from investment operations:
    Net investment income++................          0.03           0.00        0.01        0.05       0.23       0.09
    Net realized and unrealized gain
    (loss).................................          2.33           2.80        1.99       (1.77)      3.71       0.85
                                                 --------       --------    --------    --------    -------     ------

Total income (loss) from investment
 operations................................          2.36           2.80        2.00       (1.72)      3.94       0.94
                                                 --------       --------    --------    --------    -------     ------

Less dividends and distributions from:
    Net investment income..................            --             --          --       (0.07)        --         --
    Net realized gain......................         (0.55)            --          --       (0.30)        --      (0.01)
                                                 --------       --------    --------    --------    -------     ------

Total dividends and distributions..........         (0.55)            --          --       (0.37)        --      (0.01)
                                                 --------       --------    --------    --------    -------     ------

Net asset value, end of period.............      $  20.33       $  18.52    $  15.72    $  13.72    $ 15.81     $11.87
                                                 ========       ========    ========    ========    =======     ======

Total Return+..............................         12.69%(1)      17.81%      14.58%     (11.20)%    33.28%      8.56%

Ratios to Average Net Assets(3):
Expenses...................................          1.01%(2)       1.00%       1.04%       0.95 %     0.94%      1.00%

Net investment income......................          0.33%(2)       0.00%       0.10%       0.36 %     1.11%      0.98%

Supplemental Data:
Net assets, end of period, in thousands....      $378,804       $306,722    $130,693    $103,561    $26,629     $1,875

Portfolio turnover rate....................            21%(1)         44%         47%         72 %       85%        69%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              23
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.
Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Special Value Fund

Semiannual Report
January 31, 2005

[MORGAN STANLEY LOGO]

38424RPT-RA05-00193P-Y01/05

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005

                                        3